Acquisitions and Divestitures - Pro forma information (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Unaudited pro forma information
Net sales	$ 1,109.4	$ 1,097.5
Net loss from continuing operations	(26.1)	$ (13.7)
Adjustments made for transaction expenses	$ 0.0